Restatement of previously issued financial statements	12 Months Ended
Jun. 30, 2026
Restatement Of Previously Issued Financial Statements
Restatement of previously issued financial statements

35. Restatement of previously issued financial statements

During the preparation of the Company’s consolidated financial statements for the fiscal year ended June 30, 2026, certain historical accounting adjustments were identified during the Group audit. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Period Misstatements when Quantifying Misstatements in Current Period Financial Statements, management evaluated these errors from both qualitative and quantitative perspectives and concluded that their impact was material to the Group’s consolidated financial statements for the fiscal year ended June 30, 2025. Comparative financial information has accordingly been restated. The schedules below present a detailed item-by-item breakdown of the restatement adjustments, including debit and credit accounting heads, impacted financial statement line items, and financial statement reconciliations.

Nature of the restatement adjustments

(US dollars in thousands)

Ref.	Nature of adjustment	Amount	Financial statement effect
(i)	Internal salaries and wages incorrectly capitalized as intangible assets were derecognized and charged to general and administrative expenses.	1,108	Decrease in intangible assets; increase in expenses.
(ii)	Commission incorrectly recognized in other debtors was derecognized and charged to general and administrative expenses.	375	Decrease in trade and other receivables; increase in expenses.
(iii)	Vehicles and the corresponding trade payables were derecognized where the entity lacked legal control and title.	858	Decrease in property, plant and equipment and trade payables; no impact on profit or loss.
(iv)	Prepaid consulting expenses were charged to general and administrative expenses because the underlying services had been fully rendered.	1,383	Decrease in prepayments; increase in expenses.
(v-a)	Current fiscal provisions were offset against VAT receivable balances.	573	Decrease in current assets and current liabilities; no impact on profit or loss.
(v-b)	Current other liabilities were offset against VAT receivable balances.	95	Decrease in current assets and current liabilities; no impact on profit or loss.
(vi)	Share capital and share premium relating to the Ceres Holding Limited subscription arrangement were reclassified to a share subscription equity reserve.	60,500	Reclassification within equity; no impact on total equity.
	Net increase in loss and accumulated deficit	2,866	Reduction in net assets.

At June 30, 2025, $60.5 million related to the Regulation S subscription arrangement with Ceres Holding Limited for 10.0 million Class A Ordinary Shares at $6.05 per share. As the corresponding shares had not been legally allotted and issued, $1.2 million was reclassified from share capital and $59.3 million from share premium to a separate share subscription equity reserve. Management assessed the executed agreement and concluded that the arrangement was equity in nature under IAS 32 because the Company had no contractual obligation to deliver cash or another financial asset and settlement was through the issue of Class A Ordinary Shares. Upon legal allotment and issue, the reserve will be transferred to share capital and share premium. This reclassification had no impact on total equity

Effect on the consolidated balance sheet at June 30 2025

Net adjustments in the reconciliation tables are calculated as the amount previously reported less the restated amount.

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
Assets
Non-current assets
Property, plant and equipment, net	1,460	602	858	Adj (iii)
Intangible assets, net	16,694	15,586	1,108	Adj (i)
Deferred tax assets, net	4,405	4,405	-	-
Total non-current assets	22,559	20,593	1,966
Current assets
Cash and cash equivalents	60	60	-	-
Restricted cash	191	191	-	-
Trade and other receivables	73,162	70,737	2,425	Adj (ii), (iv), (v-a, b)
Inventory	1,151	1,151	-	-
Digital assets	5	5	-	-
Total current assets	74,569	72,144	2,425
Total assets	97,128	92,737	4,391
Liabilities And Equity
Current liabilities
Trade and other payables	39,806	38,854	952	Adj (iii), (v-b)
Income tax liability	168	168	-	-
Provisions	3,047	2,474	573	Adj (v-a)
Loans and borrowings	12,249	12,249	-	-
Total current liabilities	55,270	53,745	1,525
Non-current liabilities
Other payables	2,225	2,225	-	-
Provisions	17	17	-	-
Loans and borrowings	16,940	16,940	-	-
Deferred tax liabilities	2,572	2,572	-	-
Total non-current liabilities	21,754	21,754	-
Total liabilities	77,024	75,499	1,525
Equity
Share capital	2,704	1,504	1,200	Adj (vi)
Share premium	181,668	122,368	59,300	Adj (vi)
Cumulative translation reserve	(1,966)	(1,966)	-	-
Share subscription equity reserve	-	60,500	(60,500)	Adj (vi)
Other reserves	(6,519)	(6,519)	-	-
Accumulated deficit	(155,783)	(158,649)	2,866	Adj (i), (ii), (iv)
Equity and reserves attributable to owners	20,104	17,238	2,866
Total equity	20,104	17,238	2,866
Total equity and liabilities	97,128	92,737	4,391

Effect on the consolidated statement of comprehensive income for the year ended June 30, 2025

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
General and administrative expenses	(8,233)	(11,099)	2,866	Adj (i), (ii), (iv)
Subtotal of affected income and expense line items	(8,233)	(11,099)	2,866	Total P&L Restatement
Total comprehensive loss attributable to owners	(14,826)	(17,692)	2,866

Effect on earnings and loss per share

Following the restatement adjustments totaling $2.8 million the restated net loss from continuing operations for the fiscal year ended June 30, 2025 increased to $17.306 million (previously reported: $14.440 million). Based on a weighted average number of Ordinary Shares of 6,655 thousand outstanding during the period, the restated basic loss per share from continuing operations is $2.60 per share. The restatement adjustments had zero impact on the profit from discontinued operations for the fiscal year ended June 30, 2025; consequently, basic and diluted earnings per share from discontinued operations remain unaffected at $0.25 per share. Overall, the total restated loss per share reflects solely the adjustments arising from continuing operations is as per follows:

(US dollars in thousands)	As previously reported	Restated
Loss from continuing operations	(14,440)	(17,306)
Profit from discontinued operations	1,648	1,648
Loss for the year	(12,792)	(15,658)
Weighted average Class A Ordinary Shares	6,655	6,655
Basic and diluted loss per share from continuing operations (US$)	(2.17)	(2.60)
Basic and diluted earnings per share from discontinued operations (US$)	0.25	0.25
Basic and diluted loss per share for the year (US$)	(1.92)	(2.35)

Effect on the consolidated statement of changes in equity

The restatement increased the previously reported accumulated deficit of $155.78 million by $2.87 million, resulting in a restated accumulated deficit of $158.65 million at June 30, 2025. The reclassification of $1.200 million from share capital and $59.300 million from share premium to the share subscription equity reserve changed the composition of equity without affecting total equity. Total equity decreased from $20.10 million to $17.23 million as a result of the adjustments recognized in profit or loss.

Effect on consolidated statements of cash flow

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
Loss from continuing operations	(14,440)	(17,306)	2,866	Adj (i), (ii), (iv)
Trade and other receivables	(1,608)	(529)	(1,079)	Adj (ii), (iv), (v-a, b)
Trade and other payables and provisions	(739)	(917)	178	Adj (iii), (v-a, b)
Impact on cash generated from operations			1,965
Purchase of property, plant and equipment	(985)	(128)	(857)	Adj (iii)
Investment in capital projects	(2,249)	(1,141)	(1,108)	Adj (i)
Impact on cash used in investing activities			(1,965)

The restatement did not affect the closing cash balances at June 30, 2025. Cash and cash equivalents remained $0.06 million, and restricted cash remained $0.19 million.